Interim Consolidated Statements of Earnings - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017
Profit or loss [abstract]
Sales	$ 707	$ 536	$ 1,283	$ 1,003
Cost of sales	(430)	(370)	(832)	(729)
General and administrative expenses	(5)	(2)	(10)	(8)
Depreciation and amortization	(36)	(27)	(66)	(51)
Loss on disposal of assets	0	(2)	0	(7)
Operating income	236	135	375	208
Non-operating expense:
Finance costs	(9)	(8)	(17)	(19)
Earnings before income tax	227	127	358	189
Income tax expense	(53)	(30)	(89)	(43)
Profit (loss)	$ 174	$ 97	$ 269	$ 146
Earnings per common share
Basic (in dollars per share)	$ 2.01	$ 1.13	$ 3.11	$ 1.70
Diluted (in dollars per share)	$ 2.00	$ 1.12	$ 3.09	$ 1.69